LEASE (Details 3)	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019 (excluding the six months ended June 30, 2019)	$ 11,302
2020	22,605
2021	9,418
Total future minimum lease payments, undiscounted	43,325
Less: Imputed interest	(1,547)
Present value of future minimum lease payments	$ 41,778